Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 605,584		$ 605,584	$ 3,162,499
Amortization expense	122,511	$ 125,692	478,527	679,503
Goodwill impairment charges			1,207,234	$ 2,243,820
HWN [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill	382,750		382,750
SVC [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 222,834		$ 222,834